Description Of The Business And Summary Of Significant Accounting Policies (Income From Continuing Operations Attributable To Ensco) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Income from continuing operations	$ 130.6	$ 134.0	$ 121.9	$ 162.0	$ 200.3	$ 145.0	$ 198.8	$ 211.1	$ 548.5	$ 755.2	$ 1,053.3
Income from continuing operations attributable to noncontrolling interests									(6.2)	(4.2)	(5.1)
Income from continuing operations attributable to Ensco									$ 542.3	$ 751.0	$ 1,048.2